Offerings	Sep. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	12,466,600
Proposed Maximum Offering Price per Unit	18.75
Maximum Aggregate Offering Price	$ 233,748,750
Fee Rate	0.01476%
Amount of Registration Fee	$ 34,501.32
Offering Note
(1)	Assumes exercise in full of the underwriters’ option to purchase up to 1,800,000 additional shares of common stock.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series B Non-Voting Preferred Stock, par value $0.01 per share
Amount Registered | shares	20,000
Proposed Maximum Offering Price per Unit	1,250.0625
Maximum Aggregate Offering Price	$ 25,001,250
Fee Rate	0.01476%
Amount of Registration Fee	$ 3,690.19
Offering Note
(1)	Assumes exercise in full of the underwriters’ option to purchase up to 1,800,000 additional shares of common stock.